Financial Management - Liquidity Risk (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	$ 750,911
Lease liabilities (Note 19)	27,120
Trade and other payables (Note 18)	62,325	$ 58,889
Promissory note (Note 20)	15,000
Total	855,356
Less than a year [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	82,062
Lease liabilities (Note 19)	1,095
Trade and other payables (Note 18)	62,325
Promissory note (Note 20)	5,000
Total	150,482
1-2 years [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	69,183
Lease liabilities (Note 19)	987
Trade and other payables (Note 18)	0
Promissory note (Note 20)	10,000
Total	80,170
2-3 years [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	66,218
Lease liabilities (Note 19)	759
Trade and other payables (Note 18)	0
Total	66,977
3-4 years [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	533,448
Lease liabilities (Note 19)	645
Trade and other payables (Note 18)	0
Total	534,093
More than 5 years
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	0
Lease liabilities (Note 19)	23,634
Trade and other payables (Note 18)	0
Total	$ 23,634